Quarterly Holdings Report
for
Fidelity® Healthy Future Fund
July 31, 2026
HWF-NPRT1-0926
1.9904960.104
Common Stocks - 98.5%
	Shares	Value ($)
BELGIUM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
UCB SA	542	139,314
CANADA - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (United States) (a)	225	74,574
CHINA - 0.6%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Consun Pharmaceutical Group Ltd	33,038	57,672
Industrials - 0.2%
Electrical Equipment - 0.2%
Sigenergy Technology Co Ltd H Shares	701	26,047
TOTAL CHINA		83,719
DENMARK - 1.3%
Industrials - 1.1%
Electrical Equipment - 1.1%
Vestas Wind Systems A/S	5,496	147,938
Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	472	30,729
TOTAL DENMARK		178,667
FINLAND - 0.9%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Amer Sports Inc (a)	2,150	76,347
Materials - 0.3%
Paper & Forest Products - 0.3%
UPM-Kymmene Oyj	1,835	49,922
TOTAL FINLAND		126,269
FRANCE - 4.8%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Kering SA	231	76,247
Consumer Staples - 3.1%
Food Products - 2.2%
Danone SA	3,924	305,233
Personal Care Products - 0.9%
L'Oreal SA	298	132,728
TOTAL CONSUMER STAPLES		437,961
Financials - 0.4%
Capital Markets - 0.4%
Amundi SA (b)(c)	563	61,254
Health Care - 0.1%
Biotechnology - 0.1%
Abivax SA ADR (a)	147	18,363
Industrials - 0.7%
Electrical Equipment - 0.7%
Nexans SA	626	95,143
TOTAL FRANCE		688,968
GERMANY - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
LPKF Laser & Electronics SE (a)	531	8,726
Semiconductors & Semiconductor Equipment - 0.8%
Infineon Technologies AG	1,534	110,085
TOTAL GERMANY		118,811
GREECE - 1.2%
Consumer Staples - 1.2%
Food Products - 1.2%
Kri-Kri Milk Industry SA	5,175	167,987
HONG KONG - 2.2%
Financials - 2.2%
Insurance - 2.2%
AIA Group Ltd	31,811	320,683
ITALY - 2.2%
Consumer Discretionary - 0.8%
Household Durables - 0.8%
De' Longhi SpA	2,544	118,753
Health Care - 1.4%
Pharmaceuticals - 1.4%
Recordati Industria Chimica e Farmaceutica SpA	3,179	189,342
TOTAL ITALY		308,095
JAPAN - 8.3%
Consumer Discretionary - 1.4%
Household Durables - 1.4%
Panasonic Holdings Corp	7,525	198,980
Consumer Staples - 0.5%
Food Products - 0.5%
Ajinomoto Co Inc	2,456	75,738
Financials - 2.1%
Insurance - 2.1%
Sompo Holdings Inc	4,276	189,840
T&D Holdings Inc	3,681	116,010
TOTAL FINANCIALS		305,850
Industrials - 2.7%
Industrial Conglomerates - 2.7%
Hitachi Ltd	11,695	383,252
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Murata Manufacturing Co Ltd	2,794	127,307
TDK Corp	4,959	95,354
TOTAL INFORMATION TECHNOLOGY		222,661
TOTAL JAPAN		1,186,481
NETHERLANDS - 2.8%
Financials - 1.4%
Insurance - 1.4%
NN Group NV	2,190	206,073
Health Care - 1.4%
Biotechnology - 1.4%
Argenx SE (a)	234	200,420
TOTAL NETHERLANDS		406,493
NORWAY - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
Smartoptics Group ASA	11,994	55,176
SPAIN - 0.5%
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Solaria Energia y Medio Ambiente SA (a)	3,436	66,645
SWEDEN - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Swedish Orphan Biovitrum AB B Shares (a)	1,299	64,197
SWITZERLAND - 0.8%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Galderma Group AG	403	87,698
Industrials - 0.2%
Electrical Equipment - 0.2%
Huber + Suhner AG	131	30,690
TOTAL SWITZERLAND		118,388
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	542	219,104
UNITED KINGDOM - 7.7%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
Games Workshop Group PLC	339	87,357
Consumer Staples - 4.0%
Household Products - 0.9%
Reckitt Benckiser Group PLC	1,837	129,651
Personal Care Products - 3.1%
Unilever PLC	6,865	436,803
TOTAL CONSUMER STAPLES		566,454
Financials - 1.3%
Insurance - 1.3%
Hiscox Ltd	7,630	186,025
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Halma PLC	2,313	110,042
Oxford Instruments PLC	1,985	73,089
TOTAL INFORMATION TECHNOLOGY		183,131
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	2,303	72,760
TOTAL UNITED KINGDOM		1,095,727
UNITED STATES - 60.6%
Consumer Discretionary - 6.4%
Automobiles - 3.3%
Tesla Inc (a)	1,534	477,397
Hotels, Restaurants & Leisure - 0.5%
Hilton Worldwide Holdings Inc	241	77,238
Household Durables - 1.5%
SharkNinja Inc (a)	1,285	207,874
Specialty Retail - 1.1%
TJX Cos Inc/The	518	81,502
Warby Parker Inc Class A (a)	2,807	74,919
		156,421
TOTAL CONSUMER DISCRETIONARY		918,930
Consumer Staples - 5.8%
Consumer Staples Distribution & Retail - 0.8%
Sprouts Farmers Market Inc (a)	1,326	115,574
Household Products - 4.0%
Procter & Gamble Co/The	3,882	560,910
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	1,745	146,406
TOTAL CONSUMER STAPLES		822,890
Financials - 6.1%
Financial Services - 1.1%
Apollo Global Management Inc	1,255	157,615
Insurance - 5.0%
Chubb Ltd	1,203	421,868
Hartford Insurance Group Inc/The	624	88,552
MetLife Inc	563	54,121
Reinsurance Group of America Inc	615	145,663
		710,204
TOTAL FINANCIALS		867,819
Health Care - 35.1%
Biotechnology - 7.2%
Alnylam Pharmaceuticals Inc (a)	493	101,321
Biogen Inc (a)	884	179,408
Cogent Biosciences Inc (a)	1,786	69,529
Dianthus Therapeutics Inc (a)	323	34,535
Gilead Sciences Inc	2,698	351,307
Insmed Inc (a)	658	64,879
Relay Therapeutics Inc (a)	1,056	19,884
Revolution Medicines Inc (a)	100	18,753
Vaxcyte Inc (a)	316	17,089
Vertex Pharmaceuticals Inc (a)	256	122,138
Viridian Therapeutics Inc (a)	2,300	43,516
		1,022,359
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	1,966	207,807
Boston Scientific Corp (a)	1,154	53,926
Insulet Corp (a)	315	52,085
TransMedics Group Inc (a)	520	39,785
		353,603
Health Care Providers & Services - 13.7%
BrightSpring Health Services Inc (a)	2,607	155,664
Cencora Inc	576	179,332
CVS Health Corp	6,874	717,852
LifeStance Health Group Inc (a)	19,998	209,579
UnitedHealth Group Inc	1,661	688,318
		1,950,745
Life Sciences Tools & Services - 3.3%
Danaher Corp	1,336	260,494
Thermo Fisher Scientific Inc	361	207,322
		467,816
Pharmaceuticals - 8.5%
Alumis Inc (a)	707	19,973
Jazz Pharmaceuticals PLC (a)	576	145,647
Johnson & Johnson	2,631	674,457
MBX Biosciences Inc (a)	419	27,625
Royalty Pharma PLC Class A	2,836	165,707
Structure Therapeutics Inc ADR (a)	908	43,620
Viatris Inc	8,148	143,079
		1,220,108
TOTAL HEALTH CARE		5,014,631
Industrials - 0.4%
Ground Transportation - 0.4%
Uber Technologies Inc (a)	866	60,932
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 1.9%
Monolithic Power Systems Inc	39	55,615
NVIDIA Corp	1,069	214,602
		270,217
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	98	83,901
TOTAL INFORMATION TECHNOLOGY		354,118
Real Estate - 3.2%
Health Care REITs - 3.2%
Welltower Inc	1,937	454,110
Utilities - 1.1%
Electric Utilities - 1.1%
NextEra Energy Inc	1,771	153,935
TOTAL UNITED STATES		8,647,365
TOTAL COMMON STOCKS (Cost $11,819,745)		14,066,663

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $159,786)	3.69	159,766	159,798

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $11,979,531)	14,226,461
NET OTHER ASSETS (LIABILITIES) - 0.4%	55,055
NET ASSETS - 100.0%	14,281,516

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,254 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $61,254 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	89,113	1,273,571	1,202,893	619	(5)	12	159,798	159,766
	89,113	1,273,571	1,202,893	619	(5)	12	159,798

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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